15. RECLAMATION OBLIGATIONS (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Elliot Lake
DisclosureOfReclamationObligationsLineItems [Line Items]
Undiscounted amount of estimated future reclamation costs	$ 26,147	$ 24,254
McClean And Midwest Joint Ventures
DisclosureOfReclamationObligationsLineItems [Line Items]
Undiscounted amount of estimated future reclamation costs	$ 18,182	$ 16,774